Intangible Assets/Liabilities Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 5,571
Year Two	5,571
Year Three	5,578
Year Four	5,571
Year Five	5,571
Thereafter	87,410
Total amortization	115,272
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	2,811
Year Two	2,811
Year Three	2,818
Year Four	2,811
Year Five	2,811
Thereafter	41,202
Total amortization	55,264
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	985
Year Two	985
Year Three	985
Year Four	985
Year Five	985
Thereafter	37,338
Total amortization	42,263
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	8,870
Total amortization	$ 17,745